S000023615 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	191 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE World Broad Investment-Grade Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.48%)	(2.09%)	0.06%
FTSE World Government Bond Index - Developed Markets 1-3 Years Capped Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(3.88%)	(2.12%)	(1.35%)
iShares 1-3 Year International Treasury Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(4.12%)	(2.45%)	(1.59%)
Performance Inception Date					Jan. 21, 2009
iShares 1-3 Year International Treasury Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.09%)	(2.77%)	(1.84%)
iShares 1-3 Year International Treasury Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.44%)	(1.97%)	(1.29%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through August 31, 2020 reflect the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index returns beginning on September 1, 2020 reflect the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index, which, effective as of September 1, 2020, replaced the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index as the Underlying Index of the Fund.